Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2022
The changes in the accumulated other comprehensive income are as follows:

	Cumulative translation adjustment	Hedge accounting	Changes in fair value of financial instruments	Total
At January 01, 2020	(130,903)	1,263	-	(129,640)
Translation adjustment on foreign subsidiaries	(138,840)	-	-	(138,840)
Cash flow hedge accounting	-	3	-	3
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(875)	(875)
At December 31, 2020	(269,743)	1,266	(875)	(269,352)
Translation adjustment on foreign subsidiaries	(64,575)	-	-	(64,575)
Cash flow hedge accounting	-	327	-	327
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(7,441)	(7,441)
Changes in fair value of investments in equity instruments	-	-	(2,632)	(2,632)
At December 31, 2021	(334,318)	1,593	(10,948)	(343,673)
Translation adjustment on foreign subsidiaries	65,243	-	-	65,243
Cash flow hedge accounting	-	(331)	-	(331)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	343	343
Changes in fair value of investments in equity instruments	-	-	(3,608)	(3,608)
At December 31, 2022	(269,075)	1,262	(14,213)	(282,026)
Attributable to NEXA's shareholders				(243,124)
Attributable to non-controlling interests				(38,902)

Schedule of earnings per share information

	2022	2021	2020
Net income (loss) for the year attributable to NEXA's shareholders	49,101	114,332	(559,247)
Weighted average number of outstanding shares – in thousands	132,439	132,439	132,439
Earnings (losses) per share - USD	0.37	0.86	(4.22)

Schedule of Summarised financial information of the non-controlling interests

Summarized balance sheet	NEXA PERU		Pollarix S.A.
	2022	2021	2022	2021
Current assets	658,099	680,609	9,822	23,070
Current liabilities	260,980	288,736	8,820	13,279
Current net assets	397,119	391,873	1,002	9,791

Non-current assets	1,282,556	1,345,420	68,984	53,516
Non-current liabilities	409,106	566,059	-	-
Non-current net assets	873,449	779,361	68,984	53,516

Net assets	1,270,568	1,171,234	69,985	63,307

Accumulated non-controlling interests	217,167	213,997	50,842	44,011

Summarized income statement	NEXA PERU		Pollarix S.A.
	2022	2021	2022	2021
Net revenues	892,389	828,571	6,906	20,996
Net income for the year	106,501	94,706	29,635	39,136
Other comprehensive income (loss)	7,308	(940)	9,686	(2,977)
Total comprehensive income for the year	113,809	93,766	39,321	36,159

Comprehensive income attributable to non-controlling interests	1,199	12,991	30,870	24,947
Dividends paid to non-controlling interests	-	-	24,592	23,730

Summarized statement of cash flows	NEXA PERU		Pollarix S.A.
	2022	2021	2022	2021
Net cash provided by (used in) operating activities	196,850	179,842	4,474	(8,522)
Net cash used in investing activities	(86,969)	(93,632)	-	-
Net cash (used in) provided by financing activities	(137,426)	(92,905)	(6,945)	8,997
(Decrease) increase in cash and cash equivalents	(28,582)	(8,542)	(2,471)	475